EQUITY INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY INVESTMENTS, NET [Abstract]
Schedule of Equity Investments
	December 31,
	2013*	2014*
	US$	US$
Equity method investments
Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”)	16,402	18,762
GEMA International AG (“GEMA”)	285	190
Less: impairment loss	—	—
Equity method investments, net	16,687	18,952

Cost method investments
Pansi Infinity (Beijing) Technology Co., Ltd (“Pansi”)**	2,952	2,942
Shifang Huida Technology Co., Ltd (“Shifang”)**	2,460	2,451
Hesine Technologies International Worldwide Inc (“Hissage”)	6,416	6,416
SIINE., Ltd (“SIINE”)	600	600
Asia Smart Media Inc. (“Asia Smart”)	3,901	3,901
Beijing Century Hetu Software Technology Co., Ltd (“Hetu”) **	1,738	1,731
Beijing Showself Technology Co., Ltd. (“Showself”)	3,504	—
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	43,714	—
Shanghai Launcher software Technology Co., Ltd. ("Launcher")	—	2,451
Zhijian Fengyun (Beijing) Technology Co.,Ltd. ("Zhijian")	—	1,798
Less: impairment loss	—	(5,993)
Cost method investments, net	65,285	16,297
Total	81,972	35,249

*	Balances are presented using period-end exchange rate of RMB against USD.
**	Changes between the year of 2013 and 2014 are resulted from currency fluctuation.